UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Schedule of Investments
Quaker Event Arbitrage Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 59.43%

Bermuda- 1.23%
Majestic Capital Ltd. (a)	590,608	$ 221,478
Total Bermuda (Cost $235,629)		221,478
Germany- 0.03%
KHD Humboldt Wedag International AG	676	5,530
Total Germany (Cost $4,885)		5,530
Switzerland- 5.09%
Alcon, Inc.	5,475	913,175
Total Switzerland (Cost $862,037)		913,175
United States- 53.08%
ADAM, Inc. (a)	15,331	97,198
Air Gas, Inc.	6,000	407,700
Alloy, Inc. (a)	25,638	248,945
Bel Fuse, Inc.	2,000	41,640
BlueLinx Holdings, Inc. (a)	180,323	719,489
Cadus Corp. (a)	51,900	75,774
Cagles, Inc. (a)	6,700	45,359
Casey's General Stores, Inc.	15,000	626,250
CCA Industries, Inc.	12,891	69,611
Cellu Tissue Holdings, Inc. (a)	33,375	398,164
Central Garden & Pet Co. (a)	10,000	103,300
CKX, Inc. (a)	34,248	167,815
Cogent, Inc. (a)	30,000	319,200
Computer Horizons Corp. (a)(d)	65,000	1,625
Contra Softbrands, Inc. (d)(e)	5,000	–
Craftmade International, Inc. (a)	37,800	196,560
Crawford & Co. Class A (a)	15,000	30,600
Discovery Communications, Inc. (a)	13,500	515,565
DivX, Inc. (a)	60,000	571,800
EDCI Holdings, Inc. (a)	23,345	79,140
Fidelity National Information	5,000	135,650
First Intercontinental Bank (e)	2,528	15,484
GLG Partners, Inc. (a)	86,229	388,031
Heelys, Inc. (a)	5,000	12,000
Image Entertainment, Inc. (a)	10,000	1,500
Infinity Capital Group (a)(d)	50,000	8,480
InnSuites Hospitality Trust	14,500	18,415
INYX, Inc. (d)(e)	167,850	84
IPASS, Inc. (a)	4,000	4,880
Lennar Corp. Class B	36,000	443,520
Liberty Acquisition Holdings (a)	76,136	783,439
Mac Gray Corp.	994	12,057
McAfee, Inc. (a)	5,022	237,340
Merisel, Inc. (a)(d)	25,920	4,093
MiddleBrook Pharmaceuticals, Inc. (a)	281,000	23,604
Molex, Inc. Class A	9,000	157,320
MZT Holdings, Inc. (a)(d)	600,000	19,740
Network-1 Security Solutions, Inc. (a)	25,000	35,750
Omni Energy Services Corp. (a)	123,841	338,086
Osteotech, Inc. (a)	74,414	480,714
OTIX Global, Inc. (a)	21,920	226,434
Pactiv Corp. (a)	16,390	540,542
PEP Boys - Manny Moe & Jack	900	9,522
Pinnacle Gas Resources, Inc. (a)	433,720	136,622
Portec Rail Products, Inc.	873	10,144
Sobieski Bancorp, Inc. (a)(d)	3,700	704
Startech Enviromental Corp. (a)(d)	25,000	875
Stoneleigh Partners Acquisition Corp. (d)(e)	400	–
Strategic Enviromental & Energy Resources, Inc. (a)(d)	43,000	2,442
Sunpower Corp. - Class B (a)	2,018	27,970
Terra Nova Financial Group, Inc. (a)	157,500	144,900
Tessco Technologies, Inc.	23,228	350,046
Trans World Entertainment Corp. (a)	5,000	8,500
Trimeris, Inc. (a)	20,000	50,400
Vaxgen, Inc. (a)	2,297	645
VCG Holding Corp. (a)	39,097	71,938
Warwick Valley Telephone Co.	5,544	78,947
ZYGO Corp. (a)	3,216	31,517
		9,528,070
Total United States (Cost $9,599,101)		9,528,070
Total Common Stocks
(Cost $10,701,652)		10,668,253
	Number of Shares	Fair Value
Preferred Stocks- 0.00%

United States- 0.00%
Fannie Mae Series F (a)	386	286
GeoMet, Inc. Series A (d)(e)	3	30
		316
Total United States (Cost $3,869)		316
Total Preferred Stocks
(Cost $3,869)		316
	Par Value
Corporate Bonds- 2.69%
Consumer, Cyclical - 0.00%
Lodging - 0.00%
Trump Entertainment Resorts L.P. 8.50% ,06/01/2015 (a)(b)	314,949	803
Total Consumer, Cyclical (Cost: $26,771)		803
Financial - 0.86%
Diversified Financial Services - 0.86%
Lehman Brothers Holdings, Inc. 0.00% ,02/17/2015(e)	130,000	26,650
Lehman Brothers Holdings, Inc. 0.00% ,09/23/2020(d)(e)	100,000	20,500
Lehman Brothers Holdings, Inc. 0.00% ,02/14/2023(e)	200,000	41,000
Lehman Brothers Holdings, Inc. 0.00% ,07/08/2014(e)	110,000	23,787
Lehman Brothers Holdings, Inc. 5.50% ,02/27/2020(e)	100,000	22,125
Lehman Brothers Holdings, Inc. 0.00% ,01/28/2020(e)	100,000	20,500
		154,562
Venture Capital - 0.00%
Infinity Capital Group 7.00% ,12/31/2049 (d)(e)	25,000	–
Total Financial (Cost: $162,626)		154,562
Industrial - 1.83%
Building Materials - 1.83%
US Concrete, Inc. 9.50% ,08/31/2015(d)(e)	100,000	100,000
US Concrete, Inc. 8.38% ,04/01/2014(d)(e)	500,000	227,500
		327,500
Total Industrial (Cost: $370,000)		327,500
Total Corporate Bonds
(Cost $559,397)		482,865

Asset Backed Securities- 3.00%

United States- 3.00%
Countrywide Asset-Backed Certificates 5.50% , 04/25/2036	194,691	93,854
Countrywide Home Equity Loan Trust 0.41% , 10/15/2036(c)	298,921	145,219
Countrywide Home Equity Loan Trust 0.50% , 04/15/2035(c)	66,130	33,878
Countrywide Home Equity Loan Trust 0.40% , 07/15/2036(c)	254,929	118,589
Residential Funding Mortgage Securities II 0.40% , 06/25/2037(c)	327,869	147,405
		538,945
Total United States (Cost $573,474)		538,945
Total Asset Backed Securities
(Cost $573,474)		538,945
	Number of Shares	Fair Value
Rights- 0.02%

United States- 0.02%
Avigen, Inc. ESCROW (d)(e)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW (d)(e)	15,000	–
Mirant Corp. ESCROW (d)(e)	20,000	–
Pelican Financial ESCROW (d)(e)	2,100	–
Petrocorp, Inc. ESCROW (d)(e)	200	$ –
		3,900
Total United States (Cost $–)		3,900
Total Rights
(Cost $–)		3,900
	Number of Contracts
Put Options- 0.09%
Fidelity National Information Expiration: October, 2010 Exercise Price: $27.50	50	$ 3,100
MBIA, Inc. Expiration: January, 2011 Exercise Price: $2.50 (d)	650	13,000
		16,100
Total United States (Cost $49,750)		16,100
Total Put Options
(Cost $49,750)		16,100
	Number of Shares

Short-Term Investment - 28.55%

Time Deposit - 28.55%
Citibank 0.03%, 10/01/2010	$ 5,123,676	5,123,676
Total Short-Term Investment
(Cost $5,123,676)		5,123,676
Total Investments
(Cost $17,011,818) - 93.78%		16,834,055
Other Assets in Excess of Liabilities, Net - 6.22%		1,115,705
Total Net Assets - 100.00%	$17,949,760

(a)     Non-income producing security.
(b)     Defaulted bond.
(c)     The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d)    Indicates a fair valued security. Total market value for fair valued securities is $402,973, representing 2.25% of net assets.
(e)    Indicates an illiquid security. Total market value for illiquid seccurities is $501,560 representing
          2.79% of net assets.
Schedule of Securities Sold Short	Number of Shares
Common Stocks- 14.28%

Central Garden & Pet Co. (a)	10,000	$ 103,600
Crawford & Co. Class B (a)	14,356	34,885
Discovery Communications, Inc. (a)	13,500	587,925
Ebix, Inc. (a)	5,000	117,250
Electro Scientific Industries, Inc. (a)	3,000	33,330
Lennar Corp. Class A	36,000	553,680
Molex, Inc.	9,000	188,370
Novartis AG ADR	9,530	549,595
Ricks Cabaret International, Inc. (a)	2,000	14,560
Sonic Solutions (a)	30,840	350,959
Sunpower Corp. - Class A (a)	2,000	28,800
Total Common Stocks		2,562,954
Total Securities Sold Short (Proceeds: $2,385,124)		$ 2,562,954

	Number of Contracts
Call Options Written - 0.01%

Fidelity National Information Services, Inc. Expiration: October, 2010 Exercise Price: $27.50	50	$ 1,800
Total Options Written (Premiums Received $8,150)		$ 1,800

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 90.88%

Belgium- 2.36%
Anheuser-Busch InBev NV ADR	8,960	$ 526,400
Total Belgium (Cost $440,360)		526,400
Brazil- 2.07%
Vale S.A. ADR	14,800	462,796
Total Brazil (Cost $429,477)		462,796
Canada- 13.78%
Barrick Gold Corp.	9,470	438,366
Cenovus Energy, Inc.	24,500	704,865
EnCana Corp.	15,840	478,843
Goldcorp, Inc.	5,100	221,952
Kinross Gold Corp.	23,300	437,807
Rogers Communications, Inc.	9,000	336,870
Suncor Energy, Inc.	14,200	462,210
		3,080,913
Total Canada (Cost $2,957,708)		3,080,913
China- 1.87%
Spreadtrum Communications, Inc. ADR(a)	34,700	418,482
Total China (Cost $458,423)		418,482
France- 2.01%
Alcatel-Lucent ADR(a)	132,700	448,526
Total France (Cost $413,078)		448,526
Ireland- 2.13%
Accenture PLC	11,200	475,888
Total Ireland (Cost $439,128)		475,888
Israel- 1.25%
Teva Pharmaceutical Industries Ltd. ADR	5,310	280,102
Total Israel (Cost $283,510)		280,102
Mexico- 1.54%
Fomento Economico Mexicano SAB de CV ADR	6,800	344,964
Total Mexico (Cost $311,141)		344,964
Switzerland- 3.60%
ACE Ltd.	5,850	340,763
Xstrata PLC ADR	122,000	464,820
		805,583
Total Switzerland (Cost $674,542)		805,583
United Kingdom- 6.51%
Anglo American PLC ADR	22,200	441,114
Ensco International PLC ADR	7,500	335,475
Intercontinental Hotels Group PLC ADR	37,800	678,132
		1,454,721
Total United Kingdom (Cost $1,375,445)		1,454,721
United States- 53.76%
Activision Blizzard, Inc.	21,000	227,220
Amazon.com, Inc. (a)	2,150	337,679
Amgen, Inc. (a)	4,200	231,462
AON Corp.	7,200	281,592
Apple, Inc. (a)	1,935	549,056
Bed Bath & Beyond, Inc. (a)	10,300	447,123
Best Buy Co., Inc.	7,600	310,308
Broadcom Corp.	9,400	332,666
Cameron International Corp. (a)	7,900	339,384
Denbury Resources, Inc. (a)	14,400	228,816
Devon Energy Corp.	5,400	349,596
EMC Corp. (a)	10,900	221,379
Freeport-McMoRan Copper & Gold, Inc.	7,180	613,100
Genzyme Corp. (a)	1,100	77,869
Goldman Sachs Group, Inc.	1,500	216,870
Google, Inc. (a)	1,060	557,338
Home Depot, Inc.	14,400	456,192
iPath Dow Jones-UBS Grains Subindex Total Return ETN (a)	7,800	340,470
Kohl's Corp. (a)	8,430	444,092
Las Vegas Sands Corp. (a)(b)	21,800	759,730
McDermott International, Inc. (a)	15,900	235,002
Mead Johnson Nutrition Co.	13,650	776,822
NII Holdings, Inc. (a)	10,700	439,770
NIKE, Inc.	5,880	471,223
Occidental Petroleum Corp.	8,170	639,711
PepsiCo, Inc.	5,150	342,166
Qualcomm, Inc.	10,200	460,224
Questcor Pharmaceuticals, Inc. (a)	21,900	217,248
Republic Services, Inc.	14,100	429,909
Verisk Analytics, Inc. (a)	12,080	338,361
Visa, Inc.	4,700	349,022
		12,021,400
Total United States (Cost $11,040,654)		12,021,400
Total Common Stocks
(Cost $18,823,466)		20,319,775

Exchange-Traded Funds - 4.12%

iShares FTSE/Xinhua China 25 Index Fund(b)	10,700	458,174
iShares MSCI Singapore Index Fund(b)	35,000	462,700
		920,874
Total Exchange-Traded Funds
(Cost $849,795)		920,874
	Number of Shares	Fair Value
Closed End Mutual Fund- 1.45%

United States- 1.45%
Morgan Stanley China A Share Fund, Inc. (b)	11,733	323,948
Total United States (Cost $323,107)		323,948
Total Closed End Mutual Fund
(Cost $323,107)		323,948
	Number of Shares	Fair Value
Rights- 0.08%

Germany- 0.08%
Deutsche Bank AG (a)	4,500	18,540
Total Germany (Cost $–)		18,540
Total Rights
(Cost $–)		18,540

Short-Term Investments - 10.37%

Investment Trust - 8.63%
Invesco AIM Liquid Assets Portfolio, 0.230%(c)(d)	1,930,197	1,930,197
Time Deposit - 1.74%
Citibank 0.03%, 10/01/2010	$ 388,623	388,623
Total Short-Term Investments
(Cost $2,318,820)		2,318,820
Total Investments
(Cost $22,315,188) - 106.90%		23,901,957
Liabilities in Excess of Other Assets, Net (6.90)%		(1,542,110)
Total Net Assets - 100.00%	$22,359,847

ADR - American Depositary Receipt
ETN - Exchange Traded Notes

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)         Represents investment of collateral received from securities lending transactions.
(d)        The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Global Tactical Allocation Fund – (continued)
September 30, 2010 (unaudited)

	Number of Contracts	Fair Value
Call Options Written - 0.13%

Amazon.com, Inc. Expiration: October, 2010 Exercise Price: $155.00	9	$ 5,148
Broadcom Corp. Expiration: October, 2010 Exercise Price: $36.00	23	1,748
Freeport-McMoRan Copper & Gold, Inc. Expiration: October, 2010 Exercise Price: $90.00	19	1,501
Genzyme Corp. Expiration: January, 2012 Exercise Price: $75.00	11	2,090
Google, Inc. Expiration: October, 2010 Exercise Price: $570.00	2	460
Las Vegas Sands Corp. Expiration: October, 2010 Exercise Price: $32.00	17	5,627
Las Vegas Sands Corp. Expiration: October, 2010 Exercise Price: $34.00	42	7,770
Nike, Inc. Expiration: November, 2010 Exercise Price: $80.00	15	4,095
Total Options Written (Premiums Received $16,012)		$ 28,439

Schedule of Investments

Quaker Long – Short Tactical Allocation Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 29.27%

Basic Materials- 10.31%
Forest Products & Paper -3.52%
Clearwater Paper Corp. (a)	2,100	$ 159,768

Iron & Steel Production -3.91%
Mesabi Trust	4,900	177,870

Mining -2.88%
Brush Engineered Materials, Inc. (a)	4,600	130,824

Total Basic Materials (Cost: $423,331)		468,462
Communications- 3.15%
Internet -3.15%
OpenTable, Inc. (a)	2,100	142,968

Total Communications (Cost: $135,884)		142,968
Energy- 3.68%
Oil & Gas -3.68%
Whiting USA Trust I	8,000	167,120

Total Energy (Cost: $155,721)		167,120
Financial- 3.23%
Diversified Financial Services -3.23%
Nelnet, Inc.	6,400	146,432

Total Financial (Cost: $150,868)		146,432
Industrial- 5.75%
Electronics -2.94%
Vishay Intertechnology, Inc. (a)	13,800	133,584

Miscellaneous Manufacturing -2.81%
Trimas Corp. (a)	8,600	127,710

Total Industrial (Cost: $256,592)		261,294
Technology- 3.15%
Software -3.15%
VeriFone Holdings, Inc. (a)	4,600	142,922

Total Technology (Cost: $126,350)		142,922
Total Domestic Common Stocks
(Cost $1,248,746)		1,329,198

Foreign Common Stocks - 10.73%

Chile - 2.76%
Banks -2.76%
Banco Santander Chile ADR	1,300	125,515
Total Chile (Cost: $127,650)		125,515

China - 4.21%
Semiconductors -4.21%
Renesola Ltd. ADR(a)	15,300	191,250
Total China (Cost: $149,273)		191,250

Japan - 3.76%
Electrical Components & Equipment -3.76%
Hitachi Ltd. ADR	3,900	170,742
Total Japan (Cost: $164,626)		170,742
Total Foreign Common Stocks
(Cost $441,549)		487,507
	Number of Shares	Fair Value
Rights- 0.22%

Germany- 0.22%

	Number of Shares	Fair Value
Rights- 0.22% (continued)
Deutsche Bank AG (a)	2,400	$ 9,888
Total Germany (Cost $–)		9,888
Total Rights
(Cost $–)		9,888

Short-Term Investment - 19.21%

Time Deposit - 19.21%
Citibank 0.03%, 10/01/2010	$ 872,528	872,528
Total Short-Term Investment
(Cost $872,528)		872,528
Total Investments
(Cost $2,562,823) - 59.43%		2,699,121
Other Assets in Excess of Liabilities, Net - 40.57%		1,842,873
Total Net Assets - 100.00%		$ 4,541,994

Schedule of Securities Sold Short	Number of Shares
Common Stock - 44.85%

AngloGold Ashanti Ltd. ADR	2,900	$ 134,096
Copa Holdings S.A.	2,600	140,166
Corinthian Colleges, Inc. (a)	19,300	135,486
Cowen Group, Inc. (a)	40,100	131,929
Direxion Daily Technology Bull 3X Shares	2,900	97,643
Ener1, Inc. (a)	24,000	88,320
FEI Co. (a)	6,600	129,162
First Community Bancshares, Inc.	10,600	136,740
Flagstar Bancorp, Inc. (a)	69,900	127,218
Gastar Exploration Ltd. (a)	5,439	21,865
Omnicare, Inc.	4,600	109,848
Royal Bank of Canada (a)	2,000	104,260
Shinhan Financial Group Co. Ltd. ADR	1,700	130,356
Star Scientific, Inc. (a)	65,000	136,500
Steel Dynamics, Inc.	9,200	129,812
Synovus Financial Corp.	60,100	147,846
United Community Banks, Inc. (a)	60,700	135,968
Total Common Stock		2,037,215

Real Estate Investment Trust - 2.68%

iStar Financial, Inc. (a)	39,700	121,482
Total Real Estate Investment Trust		121,482

Limited Partnerships - 2.87%

Penn Virginia GP Holdings LP	5,700	130,302
Total Limited Partnerships		130,302
Total Securities Sold Short (Proceeds: $2,189,501)		$ 2,288,999

ADR - American Depositary Receipt

(a) Non-income producing security.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund September 30, 2010 (unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks - 47.80%

Basic Materials- 1.25%
Chemicals -1.25%
Ferro Corp. (a)	29,000	$ 373,810

Total Basic Materials (Cost: $344,535)		373,810
Communications- 10.46%
Internet -2.26%
eResearchTechnology, Inc. (a)	90,300	675,444

Telecommunications -8.20%
Alliance Fiber Optic Products, Inc.	17,013	140,187
AudioCodes Ltd. (a)	60,900	237,510
IPG Photonics Corp. (a)	11,500	277,610
JDS Uniphase Corp. (a)	29,900	370,461
Oclaro, Inc. (a)	37,200	595,572
Oplink Communications, Inc. (a)	42,000	833,280
		2,454,620
Total Communications (Cost: $2,868,234)		3,130,064
Consumer, Cyclical- 7.94%
Apparel -2.48%
CROCS, Inc. (a)	57,000	741,570

Auto Parts & Equipment -2.47%
Amerigon, Inc. (a)	28,400	292,520
Superior Industries International, Inc.	25,900	447,552
		740,072

Office Furnishings -1.26%
Steelcase, Inc.	45,100	375,683

Retail -1.73%
Pier 1 Imports, Inc. (a)	63,400	519,246

Total Consumer, Cyclical (Cost: $2,204,642)		2,376,571
Consumer, Non-cyclical- 4.92%
Commercial Services -3.01%
Sotheby's	24,500	902,090

Food -1.91%
SunOpta, Inc. (a)	93,600	570,024

Total Consumer, Non-cyclical (Cost: $1,288,569)		1,472,114
Energy- 3.63%
Oil & Gas -2.20%
Brigham Exploration Co. (a)	35,200	660,000

Oil & Gas Services -1.43%
RPC, Inc.	20,200	427,432

Total Energy (Cost: $963,349)		1,087,432
Financial- 2.60%
Investment Companies -1.49%
TICC Capital Corp.	43,100	446,085

Real Estate -1.11%
HFF, Inc. (a)	35,900	333,152

Total Financial (Cost: $716,661)		779,237
Healthcare- 1.58%
Healthcare-Products -0.72%
Delcath Systems, Inc. (a)	30,000	216,600

Healthcare-Services -0.86%
Five Star Quality Care, Inc. (a)	51,000	257,550

Total Healthcare (Cost: $449,999)		474,150
Industrial- 0.83%
Electrical Components & Equipment -0.83%
Advanced Energy Industries, Inc. (a)	19,100	249,446

Total Industrial (Cost: $327,115)		249,446
Technology- 14.59%
Computers -2.70%
Insight Enterprises, Inc. (a)	51,675	808,197

Semiconductors -10.90%
Amtech Systems, Inc. (a)	20,900	375,364
Cirrus Logic, Inc. (a)	43,100	768,904
Entropic Communications, Inc. (a)	28,700	275,520
GT Solar International, Inc. (a)	71,700	600,129
Mindspeed Technologies, Inc. (a)	59,500	462,315
Novellus Systems, Inc. (a)	16,400	435,912
Silicon Image, Inc. (a)	72,000	344,160
		3,262,304

Software -0.99%
Open Text Corp. (a)	6,300	296,352

Total Technology (Cost: $4,014,516)		4,366,853
Total Domestic Common Stocks
(Cost $13,177,620)		14,309,677

Exchange-Traded Fund - 4.32%

ProShares UltraShort Russell2000(a)	34,100	1,293,413
Total Exchange-Traded Fund
(Cost $1,344,292)		1,293,413

Short-Term Investment - 43.74%

Time Deposit - 43.74%
Citibank 0.03%, 10/01/2010	$ 13,092,838	13,092,838
Total Short-Term Investment
(Cost $13,092,838)		13,092,838
Total Investments
(Cost $27,614,750) - 95.86%		28,695,928
Other Assets in Excess of Liabilities, Net - 4.14%		1,240,038
Total Net Assets - 100.00%		$ 29,935,966

(a) Non-income producing security.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 95.27%

Belgium- 2.36%
Anheuser-Busch InBev NV ADR	148,500	$ 8,724,375
Total Belgium (Cost $7,460,847)		8,724,375
Canada- 8.80%
Barrick Gold Corp.	79,100	3,661,539
Cenovus Energy, Inc.	399,700	11,499,369
EnCana Corp.	327,650	9,904,859
Kinross Gold Corp.	102,000	1,916,580
Rogers Communications, Inc.	148,400	5,554,612
		32,536,959
Total Canada (Cost $30,019,672)		32,536,959
France- 1.04%
Alcatel-Lucent ADR(a)	1,136,700	3,842,046
Total France (Cost $3,435,588)		3,842,046
Ireland- 2.16%
Accenture PLC	187,900	7,983,871
Total Ireland (Cost $7,238,449)		7,983,871
Israel- 1.94%
Check Point Software Technologies (a)	25,300	934,329
Teva Pharmaceutical Industries Ltd. ADR	118,140	6,231,885
		7,166,214
Total Israel (Cost $7,227,787)		7,166,214
Switzerland- 3.06%
ACE Ltd.	97,590	5,684,617
Xstrata PLC ADR	1,477,500	5,629,275
		11,313,892
Total Switzerland (Cost $9,771,077)		11,313,892
United Kingdom- 1.72%
Ensco International PLC ADR	141,600	6,333,768
Total United Kingdom (Cost $6,180,440)		6,333,768
United States- 74.19%
Activision Blizzard, Inc.	503,500	5,447,870
Amazon.com, Inc. (a)	35,520	5,578,771
American Water Works Co., Inc.	199,400	4,640,038
Amgen, Inc. (a)	131,400	7,241,454
AON Corp.	145,600	5,694,416
Apple, Inc. (a)	32,010	9,082,838
Babcock & Wilcox Co. (a)	124,950	2,658,936
Bed Bath & Beyond, Inc. (a)	170,400	7,397,064
Best Buy Co., Inc.	122,100	4,985,343
Broadcom Corp.	187,900	6,649,781
Celgene Corp. (a)	100,780	5,805,936
Citigroup, Inc. (a)	873,500	3,406,650
Comcast Corp.	264,600	4,783,968
Delta Air Lines, Inc. (a)	82,500	960,300
Denbury Resources, Inc. (a)	440,377	6,997,591
Devon Energy Corp.	88,890	5,754,739
EMC Corp. (a)	313,500	6,367,185
FedEx Corp.	64,740	5,535,270
Freeport-McMoRan Copper & Gold, Inc.	118,700	10,135,793
Genzyme Corp. (a)	56,820	4,022,287
Goldman Sachs Group, Inc.	25,710	3,717,152
Google, Inc. (a)	17,600	9,253,904
Home Depot, Inc.	244,200	7,736,256
Intuit, Inc. (a)	49,400	2,164,214
Kohl's Corp. (a)	140,990	7,427,353
Kraft Foods, Inc.	234,826	7,246,731
Las Vegas Sands Corp. (a)(b)	376,624	13,125,346
Marsh & McLennan Cos., Inc.	229,500	5,535,540
McDermott International, Inc. (a)	301,300	4,453,214
Mead Johnson Nutrition Co.	230,360	13,109,788
MetLife, Inc.	68,200	2,622,290
Monsanto Co.	116,060	5,562,756
Newmont Mining Corp.	57,718	3,625,267
NII Holdings, Inc. (a)	177,700	7,303,470
NIKE, Inc.	101,847	8,162,019
Occidental Petroleum Corp.	136,150	10,660,545
Omnicare, Inc.	37,000	883,560
PepsiCo, Inc.	106,130	7,051,277
Philip Morris International, Inc.	102,500	5,742,050
Schlumberger Ltd.	62,980	3,880,198
Sirius XM Radio, Inc. (a)(b)	2,115,080	2,538,096
UAL Corp. (a)(b)	120,300	2,842,689
United Parcel Service, Inc.	70,070	4,672,968
Urban Outfitters, Inc. (a)	24,000	754,560
US Bancorp	168,100	3,634,322
Verisk Analytics, Inc. (a)	200,660	5,620,487
Visa, Inc.	105,940	7,867,104
Wells Fargo & Co.	140,900	3,540,817
		273,880,203
Total United States (Cost $250,230,848)		273,880,203
Total Common Stocks
(Cost $321,564,708)		351,781,328

Short-Term Investments - 8.82%

Investment Trust - 4.53%
Invesco AIM Liquid Assets Portfolio, 0.230%(c)(d)	16,740,871	16,740,871
Time Deposit - 4.29%
Citibank 0.03%, 10/01/2010	$ 15,822,466	15,822,466
Total Short-Term Investments
(Cost $32,563,337)		32,563,337
Total Investments
(Cost $354,128,045) - 104.09%		384,344,665
Liabilities in Excess of Other Assets, Net (4.09)%		(15,088,122)
Total Net Assets - 100.00%	$369,256,543

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)         Represents investment of collateral received from securities lending transactions.
(d)        The rate shown is the annualized seven-day yield at period end.

	Number of Contracts	Fair Value
Call Options Written - 0.17%

Amazon.com, Inc. Expiration: October, 2010 Exercise Price: $155.00	154	$ 88,088
Broadcom Corp. Expiration: October, 2010 Exercise Price: $36.00	365	27,740
Celgene Corp. Expiration: November, 2010 Exercise Price: $57.50	315	86,625
Freeport-McMoRan Copper & Gold, Inc. Expiration: October, 2010 Exercise Price: $90.00	308	24,332
Genzyme Corp. Expiration: January, 2012 Exercise Price: $75.00	182	34,580
Genzyme Corp. Expiration: January, 2012 Exercise Price: $80.00	100	6,000
Google, Inc. Expiration: October, 2010 Exercise Price: $570.00	41	9,430
Intuit, Inc. Expiration: November, 2010 Exercise Price: $45.00	156	21,840
Las Vegas Sands Corp. Expiration: October, 2010 Exercise Price: $32.00	271	89,701
Las Vegas Sands Corp. Expiration: October, 2010 Exercise Price: $34.00	693	128,205
Monsanto Co. Expiration: November, 2010 Exercise Price: $60.00	472	11,328
Nike, Inc. Expiration: November, 2010 Exercise Price: $80.00	250	68,250
Schlumberger Ltd. Expiration: October, 2010 Exercise Price: $62.50	277	32,963
Total Options Written (Premiums Received $450,628)		$ 629,082

Schedule of Investments

Quaker Capital Opportunities Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 84.35%

Basic Materials- 5.52%
Chemicals -5.52%
Air Products & Chemicals, Inc.	7,300	$ 604,586
Ecolab, Inc.	9,400	476,956
		1,081,542

Total Basic Materials (Cost: $960,953)		1,081,542
Communications- 12.77%
Internet -4.89%
Google, Inc. (a)	1,820	956,938

Telecommunications -7.88%
AT&T, Inc.	26,560	759,616
Qualcomm, Inc.	17,390	784,637
		1,544,253

Total Communications (Cost: $2,291,827)		2,501,191
Consumer, Cyclical- 8.33%
Retail -8.33%
Best Buy Co., Inc.	19,000	775,770
Wal-Mart Stores, Inc.	16,000	856,320
		1,632,090

Total Consumer, Cyclical (Cost: $1,495,853)		1,632,090
Consumer, Non-cyclical- 9.13%
Beverages -2.90%
PepsiCo, Inc.	8,540	567,398

Commercial Services -6.23%
Mastercard, Inc.	2,800	627,200
Visa, Inc.	7,975	592,223
		1,219,423

Total Consumer, Non-cyclical (Cost: $1,759,792)		1,786,821
Energy- 7.17%
Oil & Gas -7.17%
Chevron Corp.	4,775	387,013
Devon Energy Corp.	5,770	373,550
Exxon Mobil Corp.	10,400	642,616
		1,403,179

Total Energy (Cost: $1,519,355)		1,403,179
Financial- 6.37%
Banks -6.37%
Goldman Sachs Group, Inc.	4,625	668,682
JPMorgan Chase & Co.	15,200	578,664
		1,247,346
Total Financial (Cost: $1,385,797)		1,247,346
Healthcare- 10.71%
Biotechnology -6.53%
Gilead Sciences, Inc. (a)	19,400	690,834
Life Technologies Corp. (a)	12,600	588,294
		1,279,128

Pharmaceuticals -4.18%
Abbott Laboratories	15,665	818,340

Total Healthcare (Cost: $2,140,383)		2,097,468
Industrial- 6.39%
Electronics -3.42%
Thermo Fisher Scientific, Inc. (a)	14,000	670,320

Miscellaneous Manufacturing -2.97%
Danaher Corp.	14,290	$ 580,317

Total Industrial (Cost: $1,081,392)		1,250,637
Technology- 17.96%
Computers -11.72%
Apple, Inc. (a)	2,485	705,119
Hewlett-Packard Co.	14,455	608,122
Microsoft Corp.	40,055	980,947
		2,294,188

Software -6.24%
Activision Blizzard, Inc.	55,985	605,758
Oracle Corp.	22,950	616,207
		1,221,965

Total Technology (Cost: $3,398,278)		3,516,153
Total Domestic Common Stocks
(Cost $16,033,630)		16,516,427

Foreign Common Stocks - 5.86%

France - 1.84%
Oil & Gas -1.84%
Total S.A. ADR	7,000	361,200
Total France (Cost: $394,393)		361,200

Israel - 4.02%
Pharmaceuticals -4.02%
Teva Pharmaceutical Industries Ltd. ADR	14,900	785,975
Total Israel (Cost: $827,741)		785,975
Total Foreign Common Stocks
(Cost $1,222,134)		1,147,175

Exchange-Traded Fund - 2.60%

ETFS Gold Trust(a)	3,900	508,365
Total Exchange-Traded Fund
(Cost $488,286)		508,365

Short-Term Investment - 7.15%

Time Deposit - 7.15%
Citibank 0.03%, 10/01/2010	$ 1,400,879	1,400,879
Total Short-Term Investment
(Cost $1,400,879)		1,400,879
Total Investments
(Cost $19,144,929) - 99.96%		19,572,846
Other Assets in Excess of Liabilities, Net - 0.04%		8,503
Total Net Assets - 100.00%		$ 19,581,349

ADR - American Depositary Receipt

(a)	Non-income producing security.

Schedule of Investments Quaker Mid-Cap Value Fund September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 91.23%
Basic Materials - 7.29%
Chemicals - 7.29%
CF Industries Holdings, Inc.	2,652	$ 253,266
FMC Corp.	1,499	102,547
Sigma-Aldrich Corp.	2,511	151,614
Valspar Corp.	6,841	217,886
		725,313
Total Basic Materials (Cost: $557,270)		725,313
Consumer, Cyclical - 9.11%
Apparel - 2.06%
VF Corp.	2,531	205,062
Home Builders - 1.18%
Toll Brothers, Inc. (a)	6,190	117,734
Home Furnishings - 2.22%
Harman International Industries, Inc. (a)	6,622	221,241
Retail - 3.65%
Advance Auto Parts, Inc.	3,505	205,673
Darden Restaurants, Inc.	3,683	157,559
		363,232
Total Consumer, Cyclical (Cost: $722,872)		907,269
Consumer, Non-cyclical - 7.39%
Agriculture - 1.49%
Bunge Ltd. (b)	2,502	148,018
Commercial Services - 2.26%
Hewitt Associates, Inc. (a)	4,469	225,372
Food - 2.18%
Hormel Foods Corp.	4,855	216,533
Household Products - 1.46%
Church & Dwight Co., Inc.	2,237	145,271
Total Consumer, Non-cyclical (Cost: $586,604)		735,194
Energy - 12.12%
Oil & Gas - 9.97%
Atwood Oceanics, Inc. (a)	6,793	206,847
Pioneer Natural Resources Co.	2,984	194,049
SM Energy Co.	6,132	229,705
Ultra Petroleum Corp. (a)	4,729	198,523
Valero Energy Corp.	9,304	162,913
		992,037
Oil Equipment & Services - 2.15%
Oil States International, Inc. (a)	4,598	214,037
Total Energy (Cost: $1,036,725)		1,206,074
Financial - 20.69%
Banks - 7.69%
Comerica, Inc.	7,087	263,282
Huntington Bancshares, Inc.	31,494	178,571
Keycorp	12,771	101,657
Marshall & Ilsley Corp.	14,155	99,651
Zions Bancorporation (b)	5,737	122,543
		765,704
Diversified Financial Services - 4.19%
Ameriprise Financial, Inc.	5,544	262,397
Invesco Ltd.	7,308	155,149
		417,546
Insurance - 8.81%
Allied World Assurance Co. Holdings Ltd.	4,619	261,389
Genworth Financial, Inc. (a)	15,452	188,823
Reinsurance Group of America, Inc.	4,204	203,011
Torchmark Corp.	4,204	223,401
		876,624
Total Financial (Cost: $1,580,757)		2,059,874
Healthcare - 8.79%
Healthcare-Products - 4.89%
Patterson Cos., Inc.	4,910	140,671
St Jude Medical, Inc. (a)	5,240	206,142
Zimmer Holdings, Inc. (a)	2,670	139,721
		486,534
Pharmaceuticals - 3.90%
Cephalon, Inc. (a)	3,138	$ 195,937
Forest Laboratories, Inc. (a)	6,210	192,075
		388,012
Total Healthcare (Cost: $771,538)		874,546
Industrial - 10.51%
Aerospace & Defense - 1.27%
L-3 Communications Holdings, Inc.	1,745	126,111
Electronics - 4.89%
FLIR Systems, Inc. (a)	6,707	172,370
Trimble Navigation Ltd. (a)	5,800	203,232
Waters Corp. (a)	1,576	111,549
		487,151
Hand Machine Tools - 2.00%
Lincoln Electric Holdings, Inc.	3,439	198,843
Metal Fabricate & Hardware - 2.35%
Precision Castparts Corp.	1,841	234,452
Total Industrial (Cost: $811,811)		1,046,557
Technology - 3.26%
Semiconductors - 1.86%
Marvell Technology Group Ltd. (a)	10,592	185,466
Software - 1.40%
Check Point Software Technologies (a)	3,765	139,041
Total Technology (Cost: $254,089)		324,507
Utilities - 12.07%
Electric - 5.58%
DPL, Inc.	8,885	232,165
PG&E Corp.	2,617	118,864
Xcel Energy, Inc.	8,891	204,226
		555,255
Gas - 6.49%
Centerpoint Energy, Inc.	15,162	238,347
Energen Corp.	4,078	186,446
UGI Corp.	7,738	221,384
		646,177
Total Utilities (Cost: $1,052,197)		1,201,432
Total Common Stocks
(Cost $7,373,863)		9,080,766

Real Estate Investment Trusts - 4.65%

Boston Properties, Inc.	2,157	179,290
Health Care REIT, Inc.	2,699	127,771
Host Hotels & Resorts, Inc.	10,782	156,123
		463,184
Total Real Estate Investment Trusts
(Cost $333,899)		463,184

Short-Term Investments - 5.01%

Investment Trust - 2.78%
Invesco AIM Liquid Assets Portfolio, 0.23%(c)(d)	276,725	276,725
Time Deposit - 2.23%
Citibank, 0.03%, 10/01/2010	$ 221,363	221,363
Total Short-Term Investments
(Cost $498,088)		498,088
Total Investments
(Cost $8,205,850) - 100.89%		10,042,038
Liabilities in Excess of Other Assets, Net (0.89)%		(88,166)
Total Net Assets - 100.00%		$ 9,953,872

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)        Represents investment of collateral received from securities lending transactions.
(d)       The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 91.77%
Basic Materials - 5.51%
Chemicals - 3.34%
Ashland, Inc.	4,300	$ 209,711
Cabot Corp.	14,500	472,265
Ferro Corp. (a)	19,900	256,511
Innophos Holdings, Inc.	9,200	304,520
Minerals Technologies, Inc.	5,000	294,600
OM Group, Inc. (a)	8,100	243,972
		1,781,579
Forest Products & Paper - 0.64%
Boise, Inc. (a)	52,700	342,023
Iron & Steel Production - 0.63%
Schnitzer Steel Industries, Inc.	6,900	333,132
Mining - 0.90%
Brush Engineered Materials, Inc. (a)	10,000	284,400
Harry Winston Diamond Corp. (a)	16,700	194,388
		478,788
Total Basic Materials (Cost: $2,398,546)		2,935,522
Communications - 8.92%
Internet - 4.24%
Earthlink, Inc.	35,200	319,968
InterActiveCorp (a)	18,800	493,876
TIBCO Software, Inc. (a)	31,100	551,714
United Online, Inc.	72,300	413,556
Valueclick, Inc. (a)	36,700	480,036
		2,259,150
Telecommunications - 4.68%
Anixter International, Inc. (a)(b)	7,700	415,723
Black Box Corp.	7,000	224,420
Comtech Telecommunications Corp. (a)	7,700	210,595
InterDigital, Inc. (a)	8,200	242,802
MetroPCS Communications, Inc. (a)	23,600	246,856
Plantronics, Inc.	15,200	513,456
Telephone & Data Systems, Inc.	7,900	259,120
USA Mobility, Inc.	23,900	383,117
		2,496,089
Total Communications (Cost: $3,702,087)		4,755,239
Consumer, Cyclical - 17.79%
Apparel - 2.44%
CROCS, Inc. (a)	16,000	208,160
Deckers Outdoor Corp. (a)	9,900	494,604
The Warnaco Group, Inc. (a)	5,300	270,989
Timberland Co. (a)	16,600	328,846
		1,302,599
Auto Manufacturers - 1.00%
Navistar International Corp. (a)	4,100	178,924
Oshkosh Corp. (a)	12,800	352,000
		530,924
Auto Parts & Equipment - 0.87%
Federal-Mogul Corp. (a)	11,900	225,029
Superior Industries International, Inc.	13,800	238,464
		463,493
Distribution & Wholesale - 2.38%
Brightpoint, Inc. (a)	30,300	211,797
Fossil, Inc. (a)	4,700	252,813
Ingram Micro, Inc. (a)	24,600	414,756
Tech Data Corp. (a)	9,700	390,910
		1,270,276
Housewares - 0.76%
Toro Co.	7,200	404,856
Retail - 10.34%
Advance Auto Parts, Inc.	7,200	422,496
Aeropostale, Inc. (a)	9,500	220,875
Asbury Automotive Group, Inc. (a)	15,700	220,899
Cash America International, Inc.	12,000	420,000
Cato Corp.	13,700	366,612
CEC Entertainment, Inc. (a)	6,400	219,712
Christopher & Banks Corp.	30,300	239,673
Domino's Pizza, Inc. (a)	22,100	292,162
Ezcorp, Inc. (a)	24,800	496,992
Finish Line, Inc.	27,300	379,743
First Cash Financial Services, Inc. (a)	15,600	432,900
Hibbett Sports, Inc. (a)	8,500	212,075
Lululemon Athletica, Inc. (a)(b)	6,300	281,736
PetSmart, Inc.	14,200	497,000
The Childrens Place Retail Stores, Inc. (a)	5,200	253,604
The Pantry, Inc. (a)	13,700	330,307
World Fuel Services Corp.	8,700	226,287
		5,513,073
Total Consumer, Cyclical (Cost: $8,539,740)		9,485,221
Consumer, Non-cyclical - 7.27%
Commercial Services - 4.80%
Career Education Corp. (a)	18,200	390,754
Deluxe Corp.	11,000	210,430
ITT Educational Services, Inc. (a)(b)	6,400	449,728
Medifast, Inc. (a)	7,600	206,188
Net 1 UEPS Technologies, Inc. (a)	32,200	372,232
Pre-Paid Legal Services, Inc. (a)	3,600	224,964
Sotheby's	13,500	497,070
The Providence Service Corp. (a)	12,900	211,431
		2,562,797
Food - 1.37%
Cal-Maine Foods, Inc.	8,400	243,432
M&F Worldwide Corp. (a)	7,200	175,320
Nash Finch Co.	7,300	310,542
		729,294
Household Products - 1.10%
Ennis, Inc.	20,000	357,800
Helen of Troy Ltd. (a)	9,000	227,610
		585,410
Total Consumer, Non-cyclical (Cost: $3,943,248)		3,877,501
Diversified - 0.59%
Holding Companies-Diversified - 0.59%
Compass Diversified Holdings	19,500	315,120
Total Diversified (Cost: $292,676)		315,120
Energy - 4.56%
Oil & Gas - 3.44%
Clayton Williams Energy, Inc. (a)	7,700	389,543
Holly Corp.	12,900	370,875
Patterson-UTI Energy, Inc.	13,600	232,288
Sunoco, Inc.	9,200	335,800
Vaalco Energy, Inc. (a)	47,700	273,798
W&T Offshore, Inc. (b)	21,500	227,900
		1,830,204
Oil & Gas Services - 1.12%
Basic Energy Services, Inc. (a)	23,900	203,628
Complete Production Services, Inc. (a)	15,300	312,885
Gulf Island Fabrication, Inc.	4,500	81,900
		598,413
Total Energy (Cost: $2,273,814)		2,428,617
Financial - 13.55%
Banks - 0.72%
International Bancshares Corp.	22,600	381,714
Diversified Financial Services - 1.97%
BGC Partners, Inc.	34,800	207,756
Calamos Asset Management, Inc.	16,300	187,450
National Financial Partners Corp. (a)	16,200	205,254
World Acceptance Corp. (a)(b)	10,200	450,432
		1,050,892
Insurance - 7.43%
Amtrust Financial Services, Inc.	15,100	219,252
Aspen Insurance Holdings Ltd.	7,700	233,156
Assurant, Inc.	7,400	301,180
Axis Capital Holdings Ltd.	6,600	217,404
Erie Indemnity Co.	5,600	313,936
Infinity Property & Casualty Corp.	9,400	458,438
Life Partners Holdings, Inc. (b)	11,000	209,330
Meadowbrook Insurance Group, Inc.	24,200	217,074
Montpelier Re Holdings Ltd.	24,800	429,536
Platinum Underwriters Holdings Ltd.	11,300	491,776
RenaissanceRe Holdings Ltd.	7,300	437,708
Universal American Corp.	29,400	433,650
		3,962,440
Real Estate - 1.04%
Jones Lang LaSalle, Inc.	6,400	552,128
Savings & Loans - 2.39%
Dime Community Bancshares, Inc.	27,400	379,490
NewAlliance Bancshares, Inc.	37,500	473,250
Provident Financial Services, Inc.	34,300	423,948
		1,276,688
Total Financial (Cost: $6,603,476)		7,223,862
Healthcare - 11.45%
Biotechnology - 1.62%
Emergent Biosolutions, Inc. (a)	15,300	264,078
PDL BioPharma, Inc.	63,800	335,588
United Therapeutics Corp. (a)	4,700	263,247
		862,913
Healthcare-Products - 1.61%
Arthrocare Corp. (a)	7,900	214,722
Hill-Rom Holdings, Inc.	7,000	251,230
ICU Medical, Inc. (a)	10,500	391,545
		857,497
Healthcare-Services - 3.45%
AMERIGROUP Corp. (a)	11,400	484,158
Health Net, Inc. (a)	16,600	451,354
Healthspring, Inc. (a)	12,100	312,664
Kindred Healthcare, Inc. (a)	11,000	143,220
Magellan Health Services, Inc. (a)	9,500	448,780
		1,840,176
Pharmaceuticals - 4.77%
Cardiome Pharma Corp. (a)	42,600	259,860
Cephalon, Inc. (a)	7,100	443,324
Cubist Pharmaceuticals, Inc. (a)	11,900	278,341
Herbalife Ltd.	8,500	512,975
PharMerica Corp. (a)	20,500	195,365
The Medicines Co. (a)	23,900	339,380
USANA Health Sciences, Inc. (a)(b)	6,600	266,376
Viropharma, Inc. (a)	16,600	247,506
		2,543,127
Total Healthcare (Cost: $5,097,003)		6,103,713
Industrial - 12.06%
Aerospace & Defense - 0.42%
Ducommun, Inc.	10,300	224,334
Electrical Components & Equipment - 0.37%
Graham Corp.	12,800	198,656
Electronics - 1.61%
Arrow Electronics, Inc. (a)	12,100	323,433
Rogers Corp. (a)	7,200	226,656
Vishay Intertechnology, Inc. (a)	32,000	309,760
		859,849
Engineering & Construction - 1.14%
KBR, Inc.	15,700	386,848
Layne Christensen Co. (a)	8,500	220,065
		606,913
Machinery-Diversified - 3.24%
Applied Industrial Technologies, Inc.	16,400	501,840
Gardner Denver, Inc.	5,900	316,712
NACCO Industries, Inc.	2,600	227,214
Nordson Corp.	3,400	250,546
Zebra Technologies Corp. (a)	12,800	430,592
		1,726,904
Miscellaneous Manufacturing - 1.95%
Blount International, Inc. (a)	16,100	204,953
Ceradyne, Inc. (a)	8,800	205,480
EnPro Industries, Inc. (a)	13,400	419,152
Sturm Ruger & Co. (b)	15,200	207,328
		1,036,913
Transportation - 3.33%
Atlas Air Worldwide Holdings, Inc. (a)	3,700	186,110
DryShips, Inc. (a)(b)	47,900	230,399
Frontline Ltd.	6,700	190,481
Genco Shipping & Trading Ltd. (a)(b)	14,500	231,130
Knightsbridge Tankers Ltd.	16,600	313,740
Ryder System, Inc.	9,900	423,423
Werner Enterprises, Inc.	9,800	200,802
		1,776,085
Total Industrial (Cost: $6,231,395)		6,429,654
Technology - 6.12%
Computers - 2.68%
CGI Group, Inc. (a)	16,800	252,504
DST Systems, Inc.	7,400	331,816
Insight Enterprises, Inc. (a)	28,200	441,048
SRA International, Inc. (a)	20,500	404,260
		1,429,628
Semiconductors - 2.56%
Amkor Technology, Inc. (a)(b)	52,900	347,553
GT Solar International, Inc. (a)(b)	45,200	378,324
Intersil Corp.	21,800	254,842
MIPS Technologies, Inc. (a)	39,500	384,335
		1,365,054
Software - 0.88%
ACI Worldwide, Inc. (a)	10,500	235,095
Dun & Bradstreet Corp.	3,100	229,834
		464,929
Total Technology (Cost: $2,784,414)		3,259,611
Utilities - 3.95%
Electric - 3.00%
El Paso Electric Co. (a)	20,900	497,002
Great Plains Energy, Inc.	16,000	302,400
Mirant Corp. (a)	42,300	421,308
NV Energy, Inc.	28,600	376,090
		1,596,800
Gas - 0.95%
Energen Corp.	11,100	507,492
Total Utilities (Cost: $2,192,269)		2,104,292
Total Common Stocks
(Cost $44,058,668)		48,918,352

Exchange-Traded Fund - 3.35%

iShares Russell 2000 Index Fund(a)	26,500	1,787,955
Total Exchange-Traded Fund
(Cost $1,792,251)		1,787,955

Real Estate Investment Trusts - 4.03%

Apartment Investment & Management Co.	21,000	448,980
Ashford Hospitality Trust, Inc.(a)	42,500	384,625
CBL & Associates Properties, Inc.	28,600	373,516
National Health Investors, Inc.	10,800	475,848
Taubman Centers, Inc.	10,400	463,944
		2,146,913
Total Real Estate Investment Trusts
(Cost $1,742,621)		2,146,913

Short-Term Investments - 9.71%

Investment Trust - 5.94%
Invesco AIM Liquid Assets Portfolio, 0.23%(c)(d)	3,166,702	3,166,702
Time Deposit - 3.77%
Citibank, 0.03%, 10/01/2010	$ 2,006,617	2,006,617
Total Short-Term Investments
(Cost $5,173,319)		5,173,319
Total Investments
(Cost $52,766,859) - 108.86%		58,026,539
Liabilities in Excess of Other Assets, Net (8.86)%		(4,720,760)
Total Net Assets - 100.00%		$ 53,305,779

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)         Represents investment of collateral received from securities lending transactions.
(d)        The rate shown is the annualized seven-day yield at period end.

For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2010 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Event Arbitrage	$14,618,544	$ 758,164	$ (1,107,407)	$ (349,243)
Global Tactical Allocation	22,299,176	1,656,684	(82,342)	1,574,342
Long-Short Tactical Allocation	373,322	151,644	(114,844)	36,800
Small-Cap Growth Tactical Allocation	27,614,750	1,304,886	(223,708)	1,081,178
Strategic Growth	353,677,417	33,762,977	(3,724,811)	30,038,166
Capital Opportunities	19,144,929	1,052,877	(624,960)	427,917
Mid-Cap Value	8,205,850	2,027,988	(191,800)	1,836,188
Small-Cap Value	52,766,859	7,065,729	(1,806,049)	5,259,680

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Funds under U.S Generally Accepted Accounting principals adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable  inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Category Quaker Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Bermuda	221,478	0	0	221,478
Germany	5,530	0	0	5,530
Switzerland	913,175	0	0	913,175
United States	9,507,287	959,009	103,900	10,570,196
Short-Term Investment	5,123,676	0	0	5,123,676
	15,771,146	959,009	103,900	16,834,055
Call Options - Written	(1,800)	0	0	(1,800)
Securities Sold Short	(2,562,954)	0	0	(2,562,954)
Total	$ 13,206,392	$ 959,009	$ 103,900	$ 14,269,301

Category Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Belgium	526,400	0	0	526,400
Brazil	462,796	0	0	462,796
Canada	3,080,913	0	0	3,080,913
China	418,482	0	0	418,482
France	448,526	0	0	448,526
Germany	18,540	0	0	18,540
Ireland	475,888	0	0	475,888
Israel	280,102	0	0	280,102
Mexico	344,964	0	0	344,964
Switzerland	805,583	0	0	805,583
United Kingdom	1,454,721	0	0	1,454,721
United States	13,266,222	0	0	13,266,222
Short-Term Investments	2,318,820	0	0	2,318,820
	23,901,957	0	0	23,901,957
Call Options - Written	(28,439)	0	0	(28,439)
Total	$ 23,873,518	$ 0	$ 0	$ 23,873,518

Category Long Short Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Chile	125,515	0	0	125,515
China	191,250	0	0	191,250
Germany	9,888	0	0	9,888
Japan	170,742	0	0	170,742
United States	1,329,198	0	0	1,329,198
Short-Term Investment	872,528	0	0	872,528
	2,699,121	0	0	2,699,121
Securities Sold Short	(2,288,999)	0	0	(2,288,999)
Total	$ 410,122	$ 0	$ 0	$ 410,122

Category Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
United States	15,603,090	0	0	15,603,090
Short-Term Investment	13,092,838	0	0	13,092,838
Total	$ 28,695,928	$ 0	$ 0	$ 28,695,928

Category Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Basic Materials	$ 30,531,210	$ 0	$ 0	$ 30,531,210
Communications	38,854,867	0	0	38,854,867
Consumer, Cyclical	53,390,930	0	0	53,390,930
Consumer, Non-cyclical	42,252,024	0	0	42,252,024
Energy	55,031,068	0	0	55,031,068
Financial	33,835,804	0	0	33,835,804
Healthcare	37,294,910	0	0	37,294,910
Industrial	17,320,388	0	0	17,320,388
Technology	38,630,089	0	0	38,630,089
Utilities	4,640,038	0	0	4,640,038
Short-Term Investments	32,563,337	0	0	32,563,337
	384,344,665	0	0	384,344,665
Call Options - Written	(629,082)	0	0	(629,082)
Total	$ 383,715,583	$ 0	$ 0	$ 383,715,583

Category Capital Opportunites	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Basic Materials	$ 1,081,542	$ 0	$ 0	$ 1,081,542
Communications	2,501,191	0	0	2,501,191
Consumer, Cyclical	1,632,090	0	0	1,632,090
Consumer, Non-cyclical	1,786,821	0	0	1,786,821
Energy	1,764,379	0	0	1,764,379
Financial	1,247,346	0	0	1,247,346
Healthcare	2,883,443	0	0	2,883,443
Industrial	1,250,637	0	0	1,250,637
Technology	3,516,153	0	0	3,516,153
Exchange-Traded Fund	508,365	0	0	508,365
Short-Term Investment	1,400,879	0	0	1,400,879
Total	$ 19,572,846	$ 0	$ 0	$ 19,572,846

Category Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Basic Materials	$ 725,313	$ 0	$ 0	$ 725,313
Consumer, Cyclical	907,269	0	0	907,269
Consumer, Non-cyclical	735,194	0	0	735,194
Energy	1,206,074	0	0	1,206,074
Financial	2,059,874	0	0	2,059,874
Healthcare	874,546	0	0	874,546
Industrial	1,046,557	0	0	1,046,557
Technology	324,507	0	0	324,507
Utilities	1,201,432	0	0	1,201,432
Real Estate Investment Trusts	463,184	0	0	463,184
Short-Term Investments	498,088	0	0	498,088
Total	$ 10,042,038	$ 0	$ 0	$ 10,042,038

Category Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Basic Materials	$ 2,935,522	$ 0	$ 0	$ 2,935,522
Communications	4,755,239	0	0	4,755,239
Consumer, Cyclical	9,485,221	0	0	9,485,221
Consumer, Non-cyclical	3,877,501	0	0	3,877,501
Diversified	315,120	0	0	315,120
Energy	2,428,617	0	0	2,428,617
Financial	7,223,862	0	0	7,223,862
Healthcare	6,103,713	0	0	6,103,713
Industrial	6,429,654	0	0	6,429,654
Technology	3,259,611	0	0	3,259,611
Utilities	2,104,292	0	0	2,104,292
Exchange-Traded Fund	1,787,955	0	0	1,787,955
Real Estate Investment Trusts	2,146,913	0	0	2,146,913
Short-Term Investments	5,173,319	0	0	5,173,319
Total	$ 58,026,539	$ 0	$ 0	$ 58,026,539

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period June 30, 2010, through September 30, 2010:

Event Arbitrage
Category	Beginning Value at 6/30/2010	Net Purchases (Sales)	Net unrealized appreciation (depreciation)	Transfers in and/or out of Level 3	Ending Value at 09/30/2010

United States 25,783.00		100,000.00	(7,023.00)	(14,860.00)	103,900.00

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
There have been no significant transfers in and out of Level 2 and Level 3 fair value measurements during the period ended September 30, 2010.

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:           /S/Jeffry H. King, Sr_______________
Jeffry H. King, Sr., Chief Executive Officer

Date:       11/16/2010_______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /S/Jeffry H. King, Sr._______________
              Jeffry H. King, Sr., Chief Executive Officer

Date:      11/16/2010_________________________

By:       /S/Laurie Keyes_______________________
      Laurie Keyes, Treasurer

Date:     11/16/2010 __________________________